Other financial liabilities	12 Months Ended
Dec. 31, 2022
Other financial liabilities.
Other financial liabilities

23. Other financial liabilities

The breakdown of Other financial liabilities is as follows:

	12/31/2021	12/31/2022

Trade payables	1,388	966
Collection accounts:
Taxes payable	1,210	1,367
Financial transactions pending settlement	10,504	10,898
Other financial liabilities	4,136	6,242
	17,238	19,473

Note 45.a includes a breakdown of the remaining maturity periods of Other financial liabilities. In addition, Note 45.d contains the fair value amounts of these liabilities.

The breakdown of Financial transactions pending settlement is as follows:

	12/31/2021	12/31/2022

Mexican government securities	6,217	10,280
CETES	2,426	491
UDIBONDS	1,861	102
Equity instruments	—	25
	10,504	10,898

The breakdown of Other financial liabilities is as follows:

	12/31/2021	12/31/2022

Retentions related to loans (*)	2,479	2,385
Other payable account	1,657	3,857
	4,136	6,242
(*)	These amounts correspond to temporary retention accounts for customers that have their payroll deposits with the Bank and to whom the Bank has granted a loan.